Reserves	12 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Reserves
(20) Reserves

	June 30,
	2024	2023

	(In thousands of US Dollars)
Share-based payment reserve	24,294	4
Capital contribution reserve	—	4,591
Foreign currency translation reserve	2,883	3,285
Closing Balance	27,176	7,880
Movement in share-based payment reserve is as follows:

	2024	2023

	(In thousands of US Dollars)
As of July 1	4	4
Add: Fair value of earnout for NETC Sponsor issuable to Nabors Lux	22,576	—
Add: Share based payment expense for the period from December 18, 2023 to June 30, 2024	1,676	—
Foreign exchange differences	38	—
As of June 30	24,294	4
As of June 30, 2024, the Group had the following share-based payment arrangements:

Earnout shares issued to NETC Sponsor:

Upon the occurrence of the following events, 2,400,000 Ordinary Shares are issuable to Nabors Energy Transition Sponsor LLC ("NETC Sponsor") pursuant to the Support Agreement:

•800,000 Ordinary Shares on the date on which the volume-weighted average closing sale price of one Ordinary Share quoted on the exchange on which Ordinary Shares are then listed is greater than or equal to $12.50 for any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period within the Earnout Period ("Triggering Event I");
•800,000 Ordinary Shares on the date on which the volume-weighted average closing sale price of one Ordinary Share quoted on the exchange on which Ordinary Shares are then listed is greater than or equal to $15.00 for any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period within the Earnout Period ("Triggering Event II");
•800,000 Ordinary Shares on the date on which the volume-weighted average closing sale price of one Ordinary Share quoted on the exchange on which Ordinary Shares are then listed is greater than or equal to $17.50 for any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period within the Earnout Period ("Triggering Event III");

The "Earnout Period" is the time period between the date that is 70 days after the Closing Date and the five year anniversary of the Closing Date.

Earnout shares are subject to market vesting conditions and internal milestone conditions. They have been recognised as an incremental share based payment upon consummation of the Capital Reorganisation under IFRS 2. Refer to Note 25 – Capital reorganization (the “SPAC Merger”) for further details on the share based listing expense.

The fair value of the Earnouts has been estimated using a Monte Carlo simulation to calculate the pay- off based on contractual terms using the following key inputs:
•underlying asset value: a range of value between AUD $1 million to AUD $4 million
•closing stock price at valuation date: $11.99
•price volatility of the company’s shares, based on guideline companies adjusted for size and leverage: 25%
•discounted at the term-matched risk free rate: 3.9%

Earnout for Legacy Vast Shareholder:
In addition, upon the occurrence of Triggering Events I, II, and III discussed above, and of "Triggering Event IV” meaning the date on which a notice to proceed is issued under a contract in respect of the procurement of a 30MW/288MWhr concentrated solar power project at Port Augusta in South Australia, 2,799,999 Ordinary Shares are issuable to AgCentral pursuant to the Business Combination Agreement.

The quoted market price of Ordinary Shares that was used to determine the cost of listing is presumed to include an adjustment for these earnout shares. As a consequence, the fair value of the earnout shares issuable to Legacy Vast Shareholders is already factored into the cost of listing and a separate adjustment was not considered necessary.

MEP shares (equity settled):

The purpose of the Management Equity Plan (“MEP”) was to provide medium to long term incentive to eligible employees and contractors of Vast by having a plan pool limit of 100 shares. 80 shares were issued during the year ended June 30, 2021 at a fair value of AUD $70 per share, with eligible employees and contractors paying cash of AUD $10 per share in addition to providing services to the Company in exchange for those shares. As the shares did not have any vesting conditions, the excess of the grant date fair value of the shares and the amount paid by the employees was recognised as share-based payment expense in full at the time of the grant of the shares. The shares did not carry any voting rights nor rights to any dividends or other distributions. Following the occurrence of a liquidity event as defined in the MEP Deed or as otherwise defined by the Board , the Board in its discretion could allow MEP shareholders an entitlement linked to the exit price in form of cash or conversion to ordinary shares from such an event. As per the MEP Deed, management’s share is 25% of exit proceeds where the sale price is AUD $10 million or less, or 33.33% where it is above AUD $10 million. Vast had historically accounted for the share-based payment as an equity-settled scheme, as Vast had determined that it did not have a present obligation to settle the share-based payment in cash.

On February 14, 2023, Vast, AgCentral Energy and the participants to the MEP entered into a MEP De- SPAC Side Deed and Amendment to the MEP Deed to clarify a suitable mechanism for MEP participants to realise the economic benefit of their MEP Shares. The key modification terms of the MEP De-SPAC Side Deed and Amendment to the MEP Deed include the introduction of a vesting period and ‘Agreed Fixed Deductions’ to be used in allocation of profits on completion of the Capital Reorganisation. The modification of the terms and conditions of the MEP did not increase the total fair value of the share-based payment arrangement and was not beneficial to the MEP participants. As a result, there was no additional expense recognised.

The MEP shares meet the definition of a share-based payment arrangement as eligible employees and contractors will receive equity instruments in exchange for services provided to the Company, with a partial cash subscription payment. Accordingly, MEP shares are recognised at their grant date fair values of AUD $70 per share, with the difference between cash proceeds received (AUD $10 per share) and the fair value of MEP shares recognised within the share-based payment reserve.

In addition, immediately prior to the consummation of the Capital Reorganisation, 5 MEP shares were cancelled on December 18, 2023.

Upon consummation of the Capital Reorganisation, the 75 MEP shares issued to eligible employees and contractors of Vast were converted into 2,036,900 Ordinary Shares, forming part of the Legacy Vast issued capital. The 75 MEP shares converted at a rate of 26,453 Ordinary Shares per MEP, with 5 MEP shares receiving an additional 10,581 Ordinary Shares per MEP share. The additional value allocated to these shares were recognised at fair value and expensed immediately through profit or loss within share based payment expense for USD 0.6 million (refer to Note 5 – Expenses).

Shares issued under the Employee share plan for the benefit of participants in Vast’s Equity Remuneration Schemes (equity settled):

On December 18, 2023, 264,533 Ordinary Shares were granted to certain employees of Vast and issued to an employee share trust until such time they are vested, out of the previous MEP share pool, which had not been previously granted to any employees prior to the consummation of the Capital Reorganisation. Vast consolidates the trust. These shares are treated as treasury shares with nil carrying value as at June 30, 2024. Those shares were issued by Vast at the discretion of AgCentral Energy. As such, Vast made a grant of share based payment to employees, including key management personnel. Refer to Note 26 – Related Party Transactions for further details.

The employee shares have the following key terms and conditions attached to them:

•For the purposes the IFRS 2 charge the fair value at grant date was calculated using $11.99 per share
•Vesting Conditions: The shares will vest on expiry of the Disposal Restriction Period.
•Service Conditions: The employees have to still be employed on expiry of the Disposal Restriction Period.
•Disposal Restriction Period: The shares will be subject to a total restriction on disposal for a period of 12 months commencing on the issue of the shares.
•Shares will be held on trust by Vast Employee Share Holdings Pty Ltd as trustee for the Vast Employee Share Trust.

These shares have vesting conditions attached to them and therefore a share-based payment expense was recorded under IFRS 2 at fair value through profit or loss for $1.7 million (refer to Note 5 – Expenses).

Movement in foreign currency translation reserve is as follows:

	2024	2023

	(In thousands of US Dollars)
As of July 1	3,285	2,394
Movement during the year	(402)	891
As of June 30	2,883	3,285

To the extent that the amount recognised in the foreign currency translation reserve arose as a consequence of translating the company’s financial statements into the USD presentation currency, these amounts may subsequently be reclassified to profit or loss.

Movement in capital contribution reserve is as follows:

	2024	2023

	(In thousands of US Dollars)
As of July 1	4,591	3,452
Interest forgiveness on convertible notes and shareholder loan	—	1,517
Derecognition upon consummation of the Capital Reorganization	(4,591)	—
Deferred tax impact	—	(378)
As of June 30	—	4,591

The capital contribution reserve represents the modification adjustment from loan from shareholder and convertible note issued to AgCentral Energy (Noteholder). The Noteholder agreed to changes to the terms and conditions, which included interest waivers and term extensions as outlined in Note 13 – Borrowings and other financial liabilities, in their capacity as the shareholder of the entity. The gains arising as a result of the changes to the terms and conditions were therefore recognised directly in equity as a contribution in their capacity as owner. Modification adjustments presented are never reclassified to profit or loss. The balance in the reserve was derecognised against Issued Capital upon the consummation of the Capital Reorganisation and derecognition of the convertible notes.